Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 28, 2021	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Proceeds from the exercise of stock options					$ 76,151	$ 8,830	$ 72,162
2006 Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price of stock options as a percentage of fair value of shares						110.00%
Share based compensation by share based payment arrangement options granted					11,957,813	7,061,920	14,265,875
Share based compensation by share based payment arrangement options excercised					9,973,842	2,394,782	8,912,172
Share based compensation by share based payment arrangement weighted average grant date fair value of options granted					$ 6.92	$ 6.25	$ 6.06
Share based compensation by share based payment arrangement stock options unrecognized compensation					$ 83,800
Share based compensation by share based payment arrangement stock options unrecognized compensation weighted average recognition period					2 years 8 months 12 days
2006 Equity Incentive Plan | Share-based Payment Arrangement, Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Percentage of total stock holding						10.00%
Share based compensation by share based payment arrangement vesting term of stock options						4 years
Share based compensation by share based payment arrangement number of shares authorized					66,948,537	60,348,537
Share based compensation by share based payment arrangement number of shares subject to repurchase					0	3,810,417
Share based compensation by share based payment arrangement weighted average price of shares repurchased					$ 11.50
2006 Equity Incentive Plan | Share-based Payment Arrangement, Option | Chief Executive Officer | Early Exercise Of Unvested Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement options granted			3,000,000
Share based compensation by share based payment arrangement options excercised	4,808,423	3,000,000			4,843,229	0	5,777,084
Proceeds from the exercise of stock options	$ 32,600			$ 34,700	$ 47,200	$ 0	$ 66,400
Share based compensation by share based payment arrangement early accelarated vesting of unrecognized shares	7,111,979
Share based compensation by share based payment arrangement unrecognized stock compensation expense recognized					$ 40,400
2006 Equity Incentive Plan | Share-based Payment Arrangement, Option | Accelarated Vesting | Executive Officer | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement percentage of accelarated vesting						100.00%
2006 Equity Incentive Plan | Share-based Payment Arrangement, Option | Accelarated Vesting | Executive Officer | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement percentage of accelarated vesting						50.00%
2006 Equity Incentive Plan | Incentive Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price of stock options as a percentage of fair value of shares						100.00%